Document and Entity Information	Mar. 10, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 10, 2023
Entity Registrant Name	Rockley Photonics Holdings Limited
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40735
Entity Tax Identification Number	98-1644526
Entity Address, Address Line One	3rd Floor
Entity Address, Address Line Two	1 Ashley Road
Entity Address, City or Town	Altrincham, Cheshire
Entity Address, Country	GB
Entity Address, Postal Zip Code	WA14 2DT
Country Region	44
City Area Code	1865
Local Phone Number	292017
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001852117
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, $0.000004026575398 par value per share
Trading Symbol	RKLY
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one ordinary share at an exercise price of $11.50 per share
Trading Symbol	RKLY.WS
Security Exchange Name	NYSE